Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine Net Present Value of Reserves Long Lived Assets (Detail)		12 Months Ended
		Dec. 31, 2021 USD ($) Exchange_Rate	Dec. 31, 2020 USD ($) Exchange_Rate	Dec. 31, 2019 USD ($) Exchange_Rate		Dec. 31, 2018
Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Average crude oil price | $		$ 56.60	$ 52.96	$ 48.69
Average gas price | $		$ 4.66	$ 5.21	5.07
Rate of U.S. dollar		20.5835	19.9487
Average condensates price | $		$ 65.50	$ 61.09	$ 57.67
After Tax Discount Rate		6.89%	6.23%	6.18%
Pre-tax discount rate		10.68%	9.72%	9.67%
Pemex Fertilizes [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units			22 years	23 years
Discount rate			9.51%	10.15%
Rate of U.S. dollar			19.9487	18.8452
Pemex Logistics [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate		12.57%	11.97%	11.94%		13.55%
Pemex Logistics [member] | Pipelines [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units		20 years	22 years	23 years
Discount rate		12.57%	11.97%	11.94%
Pemex Logistics [member] | Landing transport [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units		3 years	5 years	5 years
Discount rate		12.57%	11.97%	11.94%
Pemex Logistics [member] | Vessel [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units		17 years	19 years	19 years
Discount rate		12.57%	11.97%	11.94%
Gas [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Processed volume		2,148	2,134	2,056
Useful lives of the cash generating units		7 years	7 years	7 years
Discount rate		10.15%	9.76%	10.22%
Period	[1]	2022 - 2029	2020 - 2027	2020 - 2027
Rate of U.S. dollar		20.5835	19.9487	18.8452
Petrochemicals [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units		6 years	7 years	7 years	[2]
Discount rate		8.63%	9.76%	8.61%	[2]
Period	[1]	2022 - 2027	2020 - 2027	2020 - 2027
Rate of U.S. dollar		20.5835	19.9487	18.8452	[2]
Refining [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Processed volume		891	920	723
Useful lives of the cash generating units		11 years	12 years	12 years
Discount rate		9.45%	10.83%	11.47%
Period	[1]	2022-2033	2020 - 2032	2020 - 2032
Average crude oil price | $		$ 60.40	$ 48.89	$ 54.13
Rate of U.S. dollar		20.5835	19.9487	18.8452
Ethylene [Member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	[2]	5 years	6 years
Discount rate	[2]	8.63%	8.29%
Period	[1]	2020-2026	2020-2026
Rate of U.S. dollar	[2]	20.5835	19.9487
Fertilizers [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units		5 years		6 years
Discount rate		9.96%		8.03%
Period	[1]	2020-2026
Rate of U.S. dollar		20.5835		18.8452

[1]	* The first 5 years are projected and stabilize at year 6.
[2]	** This entity was merged into Pemex Industrial Transformation on July 1, 2019.